Goodwill and Intangible Assets	12 Months Ended
Sep. 30, 2013
Goodwill and Intangible Assets
Goodwill and Intangible Assets

9.    Goodwill and Intangible Assets

Goodwill

        The changes in the carrying amount of goodwill by segment for the fiscal years ended September 30, 2013 and 2012 are as follows:

	Wholesale/ US Nutrition	European Retail	Direct Response/ E-Commerce	North American Retail	Consolidated
Balance at September 30, 2011	$608,974	$312,496	$264,985	$25,744	$1,212,199
Foreign currency translation	4,587	3,529	—	—	8,116

Balance at September 30, 2012	613,561	316,025	264,985	25,744	1,220,315

Acquisitions	35,500	4,147	—	—	39,647
Foreign currency translation	(3,841)	4,681	—	—	840

Balance at September 30, 2013	$645,220	$324,853	$264,985	$25,744	$1,260,802

Other Intangible Assets

        The carrying amounts of acquired other intangible assets are as follows at September 30:

	2013		2012
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization	Amortization period (years)
Definite lived intangible assets
Brands and customer relationships	$913,971	$116,330	$885,866	$76,893	17–25
Tradenames and other	177,903	16,677	151,745	10,686	20–30

	1,091,874	133,007	1,037,611	87,579
Indefinite lived intangible asset
Tradenames	1,001,484	—	1,001,772	—

Total intangible assets	$2,093,358	$133,007	$2,039,383	$87,579

        Aggregate amortization expense of other definite lived intangible assets included in the consolidated statements of income in selling, general and administrative expenses in fiscal 2013, 2012 and 2011 was $45,753, $43,960 and $44,086, respectively.

        Assuming no changes in our other intangible assets, estimated amortization expense for each of the five succeeding years will be approximately $46,000 per year.